Fair Value of Financial Instruments - Carrying Amount and Fair Value Financial Instruments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest receivable	$ 174,580	$ 172,169	$ 128,900
Carrying Value Disclosure
Cash and equivalents	4,422,274	4,377,110	3,767,102
Accounts receivable	206,487	189,609	245,125
Interest receivable	174,580	172,169	128,900
Mortgage loans receivable	23,697,428	25,354,876	28,014,330
Bond portfolio	11,279,428	10,713,428	9,008,603
Secured investor certificates	29,091,000	28,246,000	27,746,000
Fair Value Disclosure
Cash and equivalents	4,422,274	4,377,110	3,767,102
Accounts receivable	206,487	189,609	245,125
Interest receivable	174,580	172,169	128,900
Mortgage loans receivable	31,019,647	29,054,399	28,014,330
Bond portfolio	11,279,428	10,713,428	9,008,603
Secured investor certificates	$ 39,371,898	$ 36,995,152	$ 37,500,487